Segmented information	12 Months Ended
Mar. 29, 2014
Segment Reporting [Abstract]
Segmented information
13.	Segmented information:

The Company has two reportable segments Retail and Other. As of March 29, 2014, Retail operated 29 stores across Canada under the Birks brand, and 19 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our corporate sales division, which services business customers by providing them with unique items for recognition programs, service awards and business gifts, the Company’s gold exchange business, which purchases gold and other precious metals from clients and refines the metals purchased, and manufacturing, which produce unique products for the retail segment of our business.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 29, 2014, March 30, 2013, and March 31, 2012, respectively, is set forth below:

	Retail			Other			Total
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(In thousands)
Sales to external customers	$270,630	$274,725	$279,345	$10,535	$18,034	$22,972	$281,165	$292,759	$302,317
Inter-segment sales	$—	$—	$—	$18,320	$25,126	$27,076	$18,320	$25,126	$27,076
Unadjusted gross profit	$114,210	$120,554	$125,749	$5,663	$10,612	$13,945	$119,873	$131,166	$139,694

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 29, 2014, March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Unadjusted gross profit	$119,873	$131,166	$139,694
Inventory provisions	(3,010)	(2,763)	(2,998)
Other unallocated costs	(2,801)	(2,527)	(3,051)
Adjustment of intercompany profit	605	298	(415)

Adjusted gross profit	$114,667	$126,174	$133,230

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Geographic Areas
Net sales:
Canada	$146,277	$158,834	$163,027
United States	134,888	133,925	139,290

	$281,165	$292,759	$302,317

Long-lived assets:
Canada	$19,484	$18,966	$20,330
United States	13,281	9,963	7,805

	$32,765	$28,929	$28,135

Classes of Similar Products
Net sales:
Jewelry and other	$148,511	$164,492	$172,487
Timepieces	132,654	128,267	129,830

	$281,165	$292,759	$302,317